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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
 (Address of principal executive offices)                             (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2007 (UNAUDITED)

  NUMBER OF
   SHARES                                                                         VALUE
  ---------                                                                  --------------
               COMMON STOCKS (98.3%)
               Aerospace & Defense (2.5%)
     780,164   Northrop Grumman Corp.                                        $   61,469,122
     278,000   Raytheon Co.                                                      17,194,300
                                                                             --------------
                                                                                 78,663,422
                                                                             --------------
               Aluminum (1.0%)
     855,200   Alcoa, Inc.                                                       31,103,624
                                                                             --------------
               Apparel/Footwear (0.6%)
     242,492   VF Corp.                                                          18,135,977
                                                                             --------------
               Beverages: Alcoholic (0.6%)
     194,179   Diageo PLC (ADR) (United Kingdom)                                 17,588,734
                                                                             --------------
               Beverages: Non-Alcoholic (3.6%)
   1,441,503   PepsiCo, Inc.                                                    111,255,202
                                                                             --------------
               Biotechnology (0.8%)
     429,000   Amgen Inc. *                                                      23,702,250
                                                                             --------------
               Chemicals: Agricultural (1.3%)
     399,300   Monsanto Co.                                                      39,678,441
                                                                             --------------
               Computer Communications (2.7%)
   2,954,450   Cisco Systems, Inc. *                                             82,783,689
                                                                             --------------
               Computer Peripherals (2.4%)
   3,808,602   EMC Corp. *                                                       73,391,761
                                                                             --------------
               Computer Processing Hardware (1.1%)
   1,380,477   Dell Inc. *                                                       33,876,906
                                                                             --------------
               Data Processing Services (1.9%)
   1,284,274   Automatic Data Processing, Inc.                                   57,869,386
                                                                             --------------
               Department Stores (1.2%)
     410,400   Kohl's Corp. *                                                    20,224,512
     561,481   Macy's, Inc.                                                      16,647,912
                                                                             --------------
                                                                                 36,872,424
                                                                             --------------
               Discount Stores (1.7%)
     892,089   Target Corp.                                                      53,578,865
                                                                             --------------
               Drugstore Chains (1.9%)
   1,164,611   CVS Caremark Corp.                                                46,689,255
   2,963,400   Rite Aid Corp. *                                                  11,023,848
                                                                             --------------
                                                                                 57,713,103
                                                                             --------------
               Electric Utilities (1.7%)
     661,698   Exelon Corp.                                                      53,643,857
                                                                             --------------
               Financial Conglomerates (7.2%)
     380,890   American Express Co.                                              22,464,892
   1,856,005   Citigroup, Inc.                                                   61,804,967
   1,665,400   JPMorgan Chase & Co.                                              75,975,548
     635,615   Prudential Financial, Inc.                                        59,836,796
                                                                             --------------
                                                                                220,082,203
                                                                             --------------

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
               Food: Major Diversified (1.1%)
     977,346   Kraft Foods Inc. (Class A)                                        33,767,304
                                                                             --------------
               Home Improvement Chains (0.4%)
     464,500   Home Depot, Inc. (The)                                            13,266,120
                                                                             --------------
               Household/Personal Care (4.1%)
   1,694,002   Procter & Gamble Co. (The)                                       125,356,148
                                                                             --------------
               Industrial Conglomerates (8.4%)
     510,000   3M Co.                                                            42,462,600
   2,799,633   General Electric Co.                                             107,197,948
   1,449,244   United Technologies Corp.                                        108,359,974
                                                                             --------------
                                                                                258,020,522
                                                                             --------------
               Information Technology Services (1.0%)
     890,540   Accenture Ltd. (Class A) (Bermuda)                                30,777,062
                                                                             --------------
               Integrated Oil (5.4%)
     595,800   BP PLC (ADR) (United Kingdom)                                     43,338,492
   1,363,083   Exxon Mobil Corp.                                                121,532,480
                                                                             --------------
                                                                                164,870,972
                                                                             --------------
               Internet Software/Services (0.7%)
      31,224   Google Inc. (Class A) *                                           21,638,232
                                                                             --------------
               Investment Banks/Brokers (3.9%)
     202,300   Bear Stearns Companies, Inc. (The)                                20,169,310
     203,634   Goldman Sachs Group, Inc. (The)                                   46,151,610
     395,100   Lehman Brothers Holdings Inc.                                     24,745,113
     477,440   Merrill Lynch & Co., Inc.                                         28,617,754
                                                                             --------------
                                                                                119,683,787
                                                                             --------------
               Life/Health Insurance (1.1%)
     251,260   Lincoln National Corp.                                            15,470,078
     283,208   MetLife, Inc.                                                     18,575,613
                                                                             --------------
                                                                                 34,045,691
                                                                             --------------
               Major Banks (2.5%)
   1,620,338   Bank of New York Mellon Corp.                                     77,711,410
                                                                             --------------
               Major Telecommunications (2.0%)
   1,070,347   AT&T Inc.                                                         40,897,959
     513,200   Verizon Communications, Inc.                                      22,175,372
                                                                             --------------
                                                                                 63,073,331
                                                                             --------------
               Managed Health Care (1.1%)
     622,300   UnitedHealth Group Inc.                                           34,226,500
                                                                             --------------
               Media Conglomerates (1.9%)
   2,181,100   Time Warner, Inc.                                                 37,645,786
     469,216   Viacom Inc. (Class B) *                                           19,716,456
                                                                             --------------
                                                                                 57,362,242
                                                                             --------------
               Medical Specialties (2.8%)
     108,531   Alcon, Inc. (Switzerland)                                         15,101,003
     592,100   Covidien Ltd. (Bermuda)                                           23,749,131
     491,200   Medtronic, Inc.                                                   24,977,520
     401,486   Thermo Fisher Scientific, Inc. *                                  23,141,653
                                                                             --------------
                                                                                 86,969,307
                                                                             --------------
               Multi-Line Insurance (1.1%)
     605,698   American International Group, Inc.                                35,209,225
                                                                             --------------
               Office Equipment/Supplies (1.2%)
     949,700   Pitney Bowes Inc.                                                 36,563,450
                                                                             --------------
               Oil & Gas Production (1.2%)
     596,933   XTO Energy, Inc.                                                  36,902,398
                                                                             --------------

               Oilfield Services/Equipment (4.9%)
     394,449   Cameron International Corp. *                                     36,774,480
     908,800   Halliburton Co.                                                   33,271,168
     520,180   Schlumberger Ltd. (Netherlands Antilles)                          48,610,821
     496,719   Weatherford International Ltd. (Bermuda) *                        31,104,544
                                                                             --------------
                                                                                149,761,013
                                                                             --------------
               Other Consumer Services (1.5%)
   1,361,310   eBay Inc. *                                                       45,644,724
                                                                             --------------
               Packaged Software (4.4%)
   2,608,482   Microsoft Corp.                                                   87,644,995
   2,358,200   Oracle Corp. *                                                    47,588,476
                                                                             --------------
                                                                                135,233,471
                                                                             --------------
               Pharmaceuticals: Major (7.0%)
     444,090   Abbott Laboratories                                               25,539,616
   1,010,889   Johnson & Johnson                                                 68,477,621
   2,194,203   Pfizer, Inc.                                                      52,134,263
   1,386,989   Wyeth                                                             68,101,160
                                                                             --------------
                                                                                214,252,660
                                                                             --------------
               Precious Metals (1.8%)
   1,097,100   Newmont Mining Corp.                                              54,514,899
                                                                             --------------
               Property - Casualty Insurers (0.5%)
     241,005   XL Capital Ltd. (Class A) (Cayman Islands)                        14,106,023
                                                                             --------------
               Semiconductors (2.3%)
   2,701,909   Intel Corp.                                                       70,465,787
                                                                             --------------
               Telecommunication Equipment (1.0%)
   1,928,600   Motorola, Inc.                                                    30,799,742
                                                                             --------------
               Tobacco (2.8%)
   1,103,011   Altria Group, Inc.                                                85,549,533
                                                                             --------------
               TOTAL COMMON STOCKS
                  (Cost $1,838,854,558)                                       3,019,711,397
                                                                             --------------

  NUMBER OF
SHARES (000)
------------
               SHORT-TERM INVESTMENT (A) (0.4%)
               Investment Company
  12,520       Morgan Stanley Institutional Liquidity Money Market
               Portfolio - Institutional Class (Cost $12,520,401)                12,520,401
                                                                             --------------
               TOTAL INVESTMENTS
                 (Cost $1,851,374,959) (b)                            98.7%   3,032,231,798
               OTHER ASSETS IN EXCESS OF LIABILITIES                   1.3       41,910,058
               TOTAL WRITTEN OPTIONS OUTSTANDING                       0.0         (775,649)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $3,073,366,207
                                                                     =====   ==============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $621,291 for the period ended November 30, 2007.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008


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